Expense Example - Western Asset Emerging Markets Debt Fund	Jun. 30, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,650
Class FI
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	482
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,979
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	532
Expense Example, with Redemption, 3 Years	863
Expense Example, with Redemption, 5 Years	1,217
Expense Example, with Redemption, 10 Years	2,213
Class IS
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	674
Expense Example, with Redemption, 10 Years	1,558
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	2,290
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	713
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	$ 2,768